NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 93.7%
	AEROSPACE & DEFENSE - 1.1%
20,300	Ducommun, Inc.(a)	$ 1,189,986

	APPAREL & TEXTILE PRODUCTS - 8.4%
149,000	Lakeland Industries, Inc.	3,516,400
60,000	Movado Group, Inc.	1,158,600
112,500	Rocky Brands, Inc.	2,288,250
175,000	Superior Group of Companies, Inc.	2,500,750
		9,464,000
	ASSET MANAGEMENT - 1.3%
92,000	Westwood Holdings Group, Inc.	1,453,600

	AUTOMOTIVE - 2.5%
49,500	Miller Industries, Inc.	2,867,040

	BANKING - 2.5%
50,500	Bar Harbor Bankshares	1,622,060
50,000	First Busey Corporation	1,199,500
		2,821,560
	BEVERAGES - 0.0%
278,942	Truett-Hurst, Inc.(a),(b),(c)	–

	COMMERCIAL SUPPORT SERVICES - 8.3%
112,000	Barrett Business Services, Inc.	4,508,000
107,000	Hackett Group, Inc. (The)	3,250,660
100,000	Healthcare Services Group, Inc.(a)	1,050,000
150,000	Quest Resource Holding Corporation(a)	685,500
		9,494,160
	CONSTRUCTION MATERIALS - 4.6%
19,000	Apogee Enterprises, Inc.	910,860
46,000	United States Lime & Minerals, Inc.	4,317,100
		5,227,960
	CONSUMER SERVICES - 1.4%
85,000	Lincoln Educational Services Corporation(a)	1,559,750

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	E-COMMERCE DISCRETIONARY - 3.7%
126,000	Liquidity Services, Inc.(a)	$ 4,218,480

	ELECTRICAL EQUIPMENT - 1.1%
48,000	Allient, Inc.	1,194,240

	FOOD - 1.6%
7,000	Nathan's Famous, Inc.	713,370
72,000	Nature's Sunshine Products, Inc.(a)	1,049,040
		1,762,410
	HOME & OFFICE PRODUCTS - 4.3%
208,000	ACCO Brands Corporation	971,360
142,000	Hamilton Beach Brands Holding Company, Class A	2,767,580
110,000	Virco Mfg. Corporation	1,130,800
		4,869,740
	HOME CONSTRUCTION - 6.6%
76,000	Green Brick Partners, Inc.(a)	4,539,480
143,000	Interface, Inc.	2,892,890
		7,432,370
	HOUSEHOLD PRODUCTS - 1.3%
19,800	Central Garden & Pet Company(a)	698,742
4,950	Central Garden & Pet Company, Class A(a)	155,826
157,000	Crown Crafts, Inc.	640,560
		1,495,128
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
120,000	Eastern Company (The)	3,372,000

	LEISURE FACILITIES & SERVICES - 0.9%
95,260	Lindblad Expeditions Holdings, Inc.(a)	1,064,054

	LEISURE PRODUCTS - 4.0%
238,000	Escalade, Inc.	3,624,740
32,101	Johnson Outdoors, Inc., Class A	863,517
		4,488,257

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	MACHINERY - 7.6%
16,100	Alamo Group, Inc.	$ 2,817,178
98,000	QEP Company, Inc.	4,802,000
10,500	Tennant Company	908,880
		8,528,058
	MEDICAL EQUIPMENT & DEVICES - 1.1%
595,000	Accuray, Inc.(a)	1,195,950

	OIL & GAS PRODUCERS - 3.3%
435,000	Evolution Petroleum Corporation	2,192,400
50,000	World Kinect Corporation	1,497,000
		3,689,400
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
157,000	ProPetro Holding Corporation(a)	1,325,080

	RETAIL - DISCRETIONARY - 10.0%
21,000	Boot Barn Holdings, Inc.(a)	2,571,030
139,000	Build-A-Bear Workshop, Inc.	5,687,881
79,000	Ethan Allen Interiors, Inc.	2,251,500
33,000	Shoe Carnival, Inc.	730,620
		11,241,031
	SEMICONDUCTORS - 1.2%
70,000	Penguin Solutions, Inc.(a)	1,395,100

	SOFTWARE - 1.8%
210,000	Cantaloupe, Inc.(a)	2,062,200

	SPECIALTY REIT - 2.0%
163,000	Postal Realty Trust, Inc., Class A	2,270,590

	TECHNOLOGY HARDWARE - 2.0%
126,000	Turtle Beach Corporation(a)	2,159,640

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	TRANSPORTATION EQUIPMENT - 3.0%
95,000	Blue Bird Corporation(a)	$ 3,338,300

	WHOLESALE - DISCRETIONARY - 3.9%
91,000	Acme United Corporation	3,557,190
144,000	Hudson Technologies, Inc.(a)	829,440
		4,386,630

	TOTAL COMMON STOCKS (Cost $65,299,077)	105,566,714

	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
7,348,459	First American Treasury Obligations Fund, Class X, 4.28% (Cost $7,348,459)(d)	7,348,459

	TOTAL INVESTMENTS - 100.2% (Cost $72,647,536)	$ 112,915,173
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(276,985)
	NET ASSETS - 100.0%	$ 112,638,188

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of February 28, 2025 was $0, representing 0% of net assets.
(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2025.